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Form 24F-2
Annual Notice of Securities Sold Pursuant to Rule 24F-2
December 31, 1999

1.  Name and address of issuer:
     General American Separate Account Eleven
     700 Market St.
     St. Louis, MO  63101

2.  Name of each series or class of funds for which this notice is filed:

     S&P 500 Index Fund
     Money Market Fund
     Bond Index Fund
     Managed Equity Fund
     Asset Allocation Fund
     International Index Fund
     Mid-Cap Equity Fund
     Small-Cap Equity Fund
     Equity-Income Fund
     Growth Fund
     Overseas Fund
     Asset Manager Fund
     High Income Fund
     Worldwide Hard Assets Fund
     Worldwide Emerging Markets Fund
     Multi-Style Equity Fund
     Core Bond Fund
     Aggressive Equity Fund
     Non-US Fund
     Income & Growth Fund
     International Fund
     Value Fund
     Bond Fund
     Small Company Fund

3.  Investment Company Act File Number:
     811-4901
    Securities Act File Number
     33-10146
4.  Last day of fiscal year for which this notice is filed:
     12/31/99

5.  Calculation of registration fee:
     (i)   Aggregate sale price of securities sold during fiscal year
            1694656

     (ii)  Aggregate price of securities redeemed or repurchased
            2401836

     (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission
            N/A

     (iv)  Total available redemption credits (add Items 5(ii)&(iii)
            2401836

     (v) Net sales (if item 5(i) is greater than item 5(iv) subtract item 5(iv) from item 5(i)
            N/A

     (vi) Redemption credits available for use in future years (if item 5(i) is less than item 5(iv) subtract item 5(iv) from item 5(i)
            (707180)

     (vii) Multiplier for determining registration fee
            .000264

     (viii)Registration fee due (multiply item 5(v) by item 5(vii)
            N/A

6.  Prepaid Shares:
     N/A

7. Interest due - if this form is being filed more than 90 days after the end of the issuer's fiscal year:
     N/A

8. Total of the amount of the registration fee due plus any interest due (line 5(viii) plus line 7:
     N/A

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
     N/A